Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets consist of:
	March 31,	December 31,
	2022	2021
Technology, IP and patents	$435,500	$418,003
Total	435,500	418,003
Accumulated amortization	(59,014)	(48,988)
	$376,486	$369,015
Intangible assets consist of:
	December 31,	December 31,
	2021	2020
Technology, IP and patents	$418,003	$-
Total	418,003	-
Accumulated amortization	(48,988)	-
	$369,015	$-

Schedule of Estimated Amortization Expenses

Amortization expense for the balance of 2022, and for each of the next five years and thereafter is estimated to be as follows:

Nine months ended December 31, 2022	$32,640
Fiscal year 2023	43,520
Fiscal year 2024	43,520
Fiscal year 2025	43,520
Fiscal year 2026	43,520
Thereafter	169,766
$376,486

Amortization expense for each of the next five years ending and thereafter is estimated to be as follows:

Years ending December 31,
2022	$51,352
2023	51,352
2024	51,352
2025	46,499
2026	43,033
Thereafter	125,428
$369,015